Derivative Financial Instruments (Derivative Financial Instruments At Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Current Assets
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Assets		$ 0.1
Total derivative assets	$ 0.8
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Liabilities		0.6
Total derivative liabilities	4.1
Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Liabilities		0.0
Cash Flow Hedging | Other Current Assets
Derivatives, Fair Value [Line Items]
Total cash flow hedges, Assets	0.5
Currency cash flow derivatives designated as hedging instruments, Assets		0.3
Cash Flow Hedging | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Total cash flow hedges, Liabilities	3.5
Currency cash flow derivatives designated as hedging instruments, Liabilities		11.1
Cash Flow Hedging | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Total cash flow hedges, Liabilities		2.6
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | -Future USD sales of Canadian, Chinese and Swiss subsidiaries
Derivatives, Fair Value [Line Items]
Derivative amount	80.4
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | -Future JPY sales of Chinese subsidiary
Derivatives, Fair Value [Line Items]
Derivative amount	3.5	3.8
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Future MXP Purchases of USD Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Derivative amount		7.3
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Future USD Purchases of Canadian, European and Korean Subsidiaries [Member]
Derivatives, Fair Value [Line Items]
Derivative amount	3.8	16.8
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Future MXN Purchases of a USD Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Derivative amount	5.8
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Future DKK Sales of Polish Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Derivative amount	10.1	15.6
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Future EUR Sales of Chinese and Switzerland Subsidiaries [Member]
Derivatives, Fair Value [Line Items]
Derivative amount	6.4	13.6
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Future Usd Sales Of Canadian and Chinese Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Derivative amount		219.8
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Assets | -Future USD sales of Canadian, Chinese and Swiss subsidiaries
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Assets	0.0
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Assets | -Future JPY sales of Chinese subsidiary
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Assets	0.3	0.0
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Assets | Future MXP Purchases of USD Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Assets		0.0
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Assets | Future USD Purchases of Canadian, European and Korean Subsidiaries [Member]
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Assets	0.1	0.3
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Assets | Future MXN Purchases of a USD Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Assets	0.0
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Assets | Future DKK Sales of Polish Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Assets	0.1	0.0
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Assets | Future EUR Sales of Chinese and Switzerland Subsidiaries [Member]
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Assets	0.0	0.0
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Assets | Future Usd Sales Of Canadian and Chinese Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Assets		0.0
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Liabilities | -Future USD sales of Canadian, Chinese and Swiss subsidiaries
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities	2.4
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Liabilities | -Future JPY sales of Chinese subsidiary
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities	0.0	0.1
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Liabilities | Future MXP Purchases of USD Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities		0.7
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Liabilities | Future USD Purchases of Canadian, European and Korean Subsidiaries [Member]
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities	0.0	0.0
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Liabilities | Future MXN Purchases of a USD Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities	0.9
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Liabilities | Future DKK Sales of Polish Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities	0.0	0.1
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Liabilities | Future EUR Sales of Chinese and Switzerland Subsidiaries [Member]
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities	0.2	0.0
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Liabilities | Future Usd Sales Of Canadian and Chinese Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities		10.1
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Long-Term Liabilities | -Future JPY sales of Chinese subsidiary
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities		0.0
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Long-Term Liabilities | Future MXP Purchases of USD Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities		0.3
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Long-Term Liabilities | Future USD Purchases of Canadian, European and Korean Subsidiaries [Member]
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities		0.0
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Long-Term Liabilities | Future DKK Sales of Polish Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities		0.0
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Long-Term Liabilities | Future EUR Sales of Chinese and Switzerland Subsidiaries [Member]
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities		0.0
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Long-Term Liabilities | Future Usd Sales Of Canadian and Chinese Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities		2.3
Derivatives Designated as Hedging Instruments | Fair Value Hedging | USD inter-company note receivable on a Swiss subsidiary
Derivatives, Fair Value [Line Items]
Derivative amount		8.0
Derivatives Designated as Hedging Instruments | Fair Value Hedging | DKK Intercompany Note Receivable On USD Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Derivative amount		1.7
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Usd Inter Company Note Receivable On Canadian Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Derivative amount	24.0	9.0
Derivatives Designated as Hedging Instruments | Fair Value Hedging | PLN Inter Company Note Receivable On GDP Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Derivative amount	2.3
Derivatives Designated as Hedging Instruments | Fair Value Hedging | ZAR Inter Company Note Receivable On USD Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Derivative amount	2.3
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other Current Assets
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Assets	0.3	0.6
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other Current Assets | USD inter-company note receivable on a Swiss subsidiary
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Assets		0.0
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other Current Assets | DKK Intercompany Note Receivable On USD Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Assets		0.1
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other Current Assets | Usd Inter Company Note Receivable On Canadian Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Assets	0.2	0.0
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other Current Assets | PLN Inter Company Note Receivable On GDP Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Assets	0.1
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Liabilities	0.2	12.2
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other Current Liabilities | USD inter-company note receivable on a Swiss subsidiary
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Liabilities		0.1
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other Current Liabilities | DKK Intercompany Note Receivable On USD Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Liabilities		0.0
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other Current Liabilities | Usd Inter Company Note Receivable On Canadian Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Liabilities	0.1	0.5
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other Current Liabilities | PLN Inter Company Note Receivable On GDP Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Liabilities	0.0
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other Current Liabilities | ZAR Inter Company Note Receivable On USD Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Liabilities	0.1
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Total cash flow hedges, Liabilities		2.6
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other Long-Term Liabilities | USD inter-company note receivable on a Swiss subsidiary
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Liabilities		0.0
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other Long-Term Liabilities | DKK Intercompany Note Receivable On USD Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Liabilities		0.0
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other Long-Term Liabilities | Usd Inter Company Note Receivable On Canadian Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Liabilities		0.0
Derivatives Not Designated as Hedging Instruments | Other Current Assets
Derivatives, Fair Value [Line Items]
Total derivative assets	0.0
Derivatives Not Designated as Hedging Instruments | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Total derivative liabilities	0.4
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Non-deliverable hedge on USD exposure to CNY
Derivatives, Fair Value [Line Items]
Derivative amount	19.0	11.0
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Non-deliverable hedge on EUR exposure to CNY
Derivatives, Fair Value [Line Items]
Derivative amount		2.2
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Non-deliverable hedge on JPY exposure to CNY
Derivatives, Fair Value [Line Items]
Derivative amount		2.5
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Hedge of USD cash-Swiss subsidiary
Derivatives, Fair Value [Line Items]
Derivative amount	5.9
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Hedge of DKK Cash - USD Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Derivative amount		3.0
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Hedge of EUR Cash - UK Subsidiaries [Member]
Derivatives, Fair Value [Line Items]
Derivative amount		8.3
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Other Current Assets
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value		0.2
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Other Current Assets | Non-deliverable hedge on USD exposure to CNY
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	0.0	0.0
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Other Current Assets | Non-deliverable hedge on EUR exposure to CNY
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value		0.0
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Other Current Assets | Non-deliverable hedge on JPY exposure to CNY
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value		0.0
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Other Current Assets | Hedge of USD cash-Swiss subsidiary
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	0.0
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Other Current Assets | Hedge of DKK Cash - USD Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value		0.1
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Other Current Assets | Hedge of EUR Cash - UK Subsidiaries [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value		0.1
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value		0.5
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Other Current Liabilities | Non-deliverable hedge on USD exposure to CNY
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	0.3	0.3
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Other Current Liabilities | Non-deliverable hedge on EUR exposure to CNY
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value		0.1
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Other Current Liabilities | Non-deliverable hedge on JPY exposure to CNY
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value		0.1
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Other Current Liabilities | Hedge of USD cash-Swiss subsidiary
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	$ 0.1
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Other Current Liabilities | Hedge of DKK Cash - USD Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value		0.0
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Other Current Liabilities | Hedge of EUR Cash - UK Subsidiaries [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value		0.0
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value		0.0
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Other Long-Term Liabilities | Non-deliverable hedge on USD exposure to CNY
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value		0.0
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Other Long-Term Liabilities | Non-deliverable hedge on EUR exposure to CNY
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value		0.0
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Other Long-Term Liabilities | Non-deliverable hedge on JPY exposure to CNY
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value		0.0
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Other Long-Term Liabilities | Hedge of DKK Cash - USD Subsidiary [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value		0.0
Derivatives Not Designated as Hedging Instruments | Fair Value Hedging | Other Long-Term Liabilities | Hedge of EUR Cash - UK Subsidiaries [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value		$ 0.0